Business Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of information about the performance of the Company's reportable segments, sales and total assets
The following tables present information about the performance of the Company’s reportable segments for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Net sales
Americas	$946,516	$762,211	$607,043
EMEA	562,508	564,128	455,939
Asia/Pacific	434,561	434,819	354,695
Total net sales	$1,943,585	$1,761,158	$1,417,677
The following tables present information regarding the Company’s reportable segments’ assets and long-lived assets, excluding goodwill, as of December 31, 2022, 2021 and 2020. Management does not use goodwill by segment to evaluate performance or allocate resources.

	2022	2021	2020
Segment assets, excluding goodwill
Americas	$1,196,906	$1,160,921	$1,147,783
EMEA	583,861	685,812	539,598
Asia/Pacific	525,847	477,833	573,241
Total segment assets	$2,306,614	$2,324,566	$2,260,622

Schedule of information about the performance of the Company's reportable segments, operating earnings

	2022	2021	2020
Segment operating earnings
Americas	$223,629	$176,253	$141,870
EMEA	76,364	110,981	92,493
Asia/Pacific	105,842	109,233	100,196
Total segment operating earnings	405,835	396,467	334,559
Combination, integration and other acquisition-related expenses	(8,779)	(23,885)	(29,790)
Restructuring and related charges	(3,163)	(1,433)	(5,541)
Fair value step up of acquired inventory sold	—	(801)	(226)
Impairment charges	(93,000)	—	(38,000)
Non-operating and administrative expenses	(187,841)	(157,309)	(144,173)
Depreciation of corporate assets and amortization	(60,748)	(62,573)	(57,469)
Operating income	52,304	150,466	59,360
Other (expense) income, net	(12,607)	18,851	(5,618)
Interest expense, net	(32,579)	(22,326)	(26,603)
Income before taxes and equity in net income of associated companies	$7,118	$146,991	$27,139

Schedule of reportable segments' long-lived assets, including certain identifiable assets

	2022	2021	2020
Segment long-lived assets
Americas	$150,294	$145,390	$146,074
EMEA	87,279	89,637	94,969
Asia/Pacific	120,761	125,365	128,927
Total segment long-lived assets	$358,334	$360,392	$369,970

Reconciliation of capital expenditures and depreciation for identifiable assets
The following tables present information regarding the Company’s reportable segments’ capital expenditures and depreciation for identifiable assets for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Capital expenditures
Americas	$19,121	$11,716	$7,834
EMEA	6,065	7,428	4,377
Asia/Pacific	3,353	2,313	5,690
Total segment capital expenditures	$28,539	$21,457	$17,901

	2022	2021	2020
Depreciation
Americas	$11,723	$13,599	$14,512
EMEA	6,608	8,294	8,035
Asia/Pacific	4,593	4,756	4,805
Total segment depreciation	$22,924	$26,649	$27,352